Risk Information - Net exposure by region and class (Details) - Credit risk - SEK SEK in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Net exposure	SEK 327.2	SEK 340.7
Central governments
Disclosure of credit risk exposure [line items]
Net exposure	167.1	173.7
Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	11.4	19.9
Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	0.0	1.9
Public sector entity
Disclosure of credit risk exposure [line items]
Net exposure	0.4
Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	38.6	45.2
Corporates
Disclosure of credit risk exposure [line items]
Net exposure	109.7	100.0
Middle East/ Africa/Turkey
Disclosure of credit risk exposure [line items]
Net exposure	4.9	3.9
Middle East/ Africa/Turkey | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	4.9	3.9
Asia excl. Japan
Disclosure of credit risk exposure [line items]
Net exposure	7.3	6.5
Asia excl. Japan | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.7	3.6
Asia excl. Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	3.0	1.1
Asia excl. Japan | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	3.6	1.8
Japan
Disclosure of credit risk exposure [line items]
Net exposure	6.2	5.6
Japan | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	4.0	2.8
Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.5	1.4
Japan | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	1.7	1.4
North America
Disclosure of credit risk exposure [line items]
Net exposure	14.9	15.4
North America | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	2.4	3.8
North America | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	9.6	9.2
North America | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	2.9	2.4
Oceania
Disclosure of credit risk exposure [line items]
Net exposure	1.2	0.6
Oceania | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	1.2	0.6
Latin America
Disclosure of credit risk exposure [line items]
Net exposure	5.3	5.4
Latin America | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.9	0.9
Latin America | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	1.1	1.3
Latin America | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	3.3	3.2
Sweden
Disclosure of credit risk exposure [line items]
Net exposure	235.4	234.6
Sweden | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	145.1	140.7
Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	11.2	18.0
Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	6.9	7.2
Sweden | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	72.2	68.7
West Europe excl. Sweden
Disclosure of credit risk exposure [line items]
Net exposure	48.5	64.9
West Europe excl. Sweden | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	10.9	18.6
West Europe excl. Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	0.2	1.9
West Europe excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	0.0	1.9
West Europe excl. Sweden | Public sector entity
Disclosure of credit risk exposure [line items]
Net exposure	0.4
West Europe excl. Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	16.0	24.1
West Europe excl. Sweden | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	21.0	18.4
Central and East European countries
Disclosure of credit risk exposure [line items]
Net exposure	3.5	3.8
Central and East European countries | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	3.1	3.3
Central and East European countries | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.3	0.3
Central and East European countries | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	SEK 0.1	SEK 0.2